Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of lease obligations

Lease liabilities as at December 31 are as follows:

	2024			2023
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Tolling agreement lease liability	32,009	3,463	35,472	34,180	3,683	37,863
Other leases	24,576	9,404	33,980	20,304	8,083	28,387
Total	56,585	12,867	69,452	54,484	11,766	66,250

Schedule of effect on components of consolidated financial statements

	2024	2023
	US$'000	US$'000
Balance at January 1,	(66,250)	(58,536)
Additions	(17,486)	(16,707)
Disposals and other	224	946
Interest	(5,935)	(5,199)
Lease payments	16,201	14,967
Exchange differences	3,794	(1,721)
Balance at December 31,	(69,452)	(66,250)

Schedule of leases presented in the statement of financial position

	2024	2023
	US$'000	US$'000
Non-current assets (Note 8)
Leased land and buildings	28,436	26,071
Leased plant and machinery	51,524	41,314
Accumulated depreciation	(46,286)	(42,540)

Non-current liabilities
Lease liabilities	(56,585)	(54,484)

Current liabilities
Lease liabilities	(12,867)	(11,766)

Schedule of leases presented in the consolidated income statement

	2024	2023
	US$'000	US$'000
Depreciation and amortization charges
Depreciation of right-of-use assets	3,746	7,918

Finance costs
Interest expense on lease liabilities	5,935	5,199

Exchange differences
Currency translation losses on lease liabilities	3,794	(1,721)
Currency translation gains on right-of-use assets	(1,055)	(69)

Schedule of leases presented in the statement of cash flows

	2024	2023
	US$'000	US$'000
Payments for:
Principal	10,266	9,648
Interest	5,935	5,319